UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

June 30, 2016

AMG-QTLY-0816
1.818368.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 64.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,870,572	$45,620,600
Fidelity Consumer Discretionary Central Fund (a)	975,006	233,357,962
Fidelity Consumer Staples Central Fund (a)	767,080	180,716,272
Fidelity Emerging Markets Equity Central Fund (a)	526,703	97,571,798
Fidelity Energy Central Fund (a)	1,107,243	130,599,314
Fidelity Financials Central Fund (a)	4,452,262	364,773,806
Fidelity Health Care Central Fund(a)	784,608	261,219,460
Fidelity Industrials Central Fund (a)	863,996	203,868,439
Fidelity Information Technology Central Fund (a)	1,423,780	407,072,805
Fidelity International Equity Central Fund (a)	7,916,764	559,873,523
Fidelity Materials Central Fund (a)	300,960	61,287,468
Fidelity Real Estate Equity Central Fund (a)	388,125	44,960,376
Fidelity Telecom Services Central Fund (a)	249,025	48,091,730
Fidelity Utilities Central Fund (a)	424,316	73,512,692
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,907,865,948)		2,712,526,245

Fixed-Income Central Funds - 27.3%
High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (a)	2,236,298	22,094,624
Fidelity Floating Rate Central Fund (a)	396,802	39,819,039
Fidelity High Income Central Fund 1 (a)	1,853,765	174,328,020

TOTAL HIGH YIELD FIXED-INCOME FUNDS		236,241,683

Investment Grade Fixed-Income Funds - 21.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,664,273	170,521,458
Fidelity Investment Grade Bond Central Fund (a)	6,814,356	745,218,016

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		915,739,474

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,112,122,434)		1,151,981,157

Money Market Central Funds - 5.0%
Fidelity Cash Central Fund, 0.43% (b)	106,445,147	106,445,147
Fidelity Money Market Central Fund, 0.72% (b)	78,619,991	78,619,991
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	26,964,625	26,964,625
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $212,029,763)		212,029,763
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.35% 8/25/16 to 9/29/16 (d)
(Cost $1,169,350)	1,170,000	1,169,502
	Shares	Value

Investment Companies - 4.0%
iShares 20+ Year Treasury Bond ETF (e)	245,000	$34,030,500
iShares S&P 500 Index ETF	630,573	132,861,731
TOTAL INVESTMENT COMPANIES
(Cost $155,940,393)		166,892,231
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $3,389,127,888)		4,244,598,898
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(26,755,540)
NET ASSETS - 100%		$4,217,843,358

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
492 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	20,533,620	$(136,259)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,169,502.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$387,147
Fidelity Commodity Strategy Central Fund	5,792
Fidelity Consumer Discretionary Central Fund	2,882,082
Fidelity Consumer Staples Central Fund	2,959,180
Fidelity Emerging Markets Debt Central Fund	1,067,654
Fidelity Emerging Markets Equity Central Fund	1,206,391
Fidelity Energy Central Fund	1,471,406
Fidelity Financials Central Fund	4,969,138
Fidelity Floating Rate Central Fund	1,537,895
Fidelity Health Care Central Fund	1,477,062
Fidelity High Income Central Fund 1	10,036,060
Fidelity Industrials Central Fund	2,192,974
Fidelity Inflation-Protected Bond Index Central Fund	12,974
Fidelity Information Technology Central Fund	2,070,402
Fidelity International Equity Central Fund	12,699,364
Fidelity Investment Grade Bond Central Fund	18,369,376
Fidelity Materials Central Fund	985,107
Fidelity Money Market Central Fund	76,987
Fidelity Real Estate Equity Central Fund	798,299
Fidelity Securities Lending Cash Central Fund	106,547
Fidelity Telecom Services Central Fund	788,259
Fidelity Utilities Central Fund	1,289,032
Total	$67,389,128

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,698,208	$52,636,441	$20,942,896	$45,620,600	9.7%
Fidelity Consumer Discretionary Central Fund	230,194,082	8,052,620	9,876,410	233,357,962	15.1%
Fidelity Consumer Staples Central Fund	155,826,673	6,650,653	7,317,582	180,716,272	13.5%
Fidelity Emerging Markets Debt Central Fund	19,593,377	1,440,690	849,873	22,094,624	19.4%
Fidelity Emerging Markets Equity Central Fund	70,811,304	25,685,058	4,944,062	97,571,798	25.7%
Fidelity Energy Central Fund	115,645,084	4,138,979	5,284,902	130,599,314	13.7%
Fidelity Financials Central Fund	363,033,248	13,306,407	15,944,885	364,773,806	15.1%
Fidelity Floating Rate Central Fund	39,732,483	2,400,246	1,680,606	39,819,039	2.7%
Fidelity Health Care Central Fund	260,183,460	7,542,493	11,630,938	261,219,460	13.9%
Fidelity High Income Central Fund 1	183,582,381	35,066,288	44,458,669	174,328,020	18.3%
Fidelity Industrials Central Fund	183,034,580	6,490,116	8,469,299	203,868,439	14.8%
Fidelity Inflation-Protected Bond Index Central Fund	111,370,622	58,450,335	5,535,363	170,521,458	17.6%
Fidelity Information Technology Central Fund	377,147,444	11,621,990	17,716,678	407,072,805	14.4%
Fidelity International Equity Central Fund	554,520,131	41,923,494	25,497,046	559,873,523	27.6%
Fidelity Investment Grade Bond Central Fund	814,208,509	57,854,812	149,342,228	745,218,016	10.8%
Fidelity Materials Central Fund	56,973,772	2,265,120	2,509,844	61,287,468	15.7%
Fidelity Real Estate Equity Central Fund	44,949,237	1,788,860	9,579,840	44,960,376	18.1%
Fidelity Telecom Services Central Fund	38,957,433	1,815,641	2,180,173	48,091,730	12.5%
Fidelity Utilities Central Fund	61,251,917	2,735,407	2,922,490	73,512,692	14.6%
Total	$3,688,713,945	$341,865,650	$346,683,784	$3,864,507,402

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,712,526,245	$2,712,526,245	$--	$--
Fixed-Income Central Funds	1,151,981,157	1,151,981,157	--	--
Money Market Central Funds	212,029,763	212,029,763	--	--
Other Short-Term Investments	1,169,502	--	1,169,502	--
Investment Companies	166,892,231	166,892,231	--	--
Total Investments in Securities:	$4,244,598,898	$4,243,429,396	$1,169,502	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(136,259)	$(136,259)	$--	$--
Total Liabilities	$(136,259)	$(136,259)	$--	$--
Total Derivative Instruments:	$(136,259)	$(136,259)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $3,395,896,737. Net unrealized appreciation aggregated $848,702,161, of which $925,113,649 related to appreciated investment securities and $76,411,488 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Broad Market Opportunities Fund

June 30, 2016

BMO-QTLY-0816
1.861616.108

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	6,853	$1,640,158
Fidelity Consumer Staples Central Fund (a)	5,437	1,280,825
Fidelity Energy Central Fund (a)	8,052	949,700
Fidelity Financials Central Fund (a)	32,523	2,664,594
Fidelity Health Care Central Fund (a)	5,898	1,963,466
Fidelity Industrials Central Fund (a)	6,254	1,475,662
Fidelity Information Technology Central Fund (a)	10,070	2,879,107
Fidelity Materials Central Fund (a)	2,164	440,585
Fidelity Telecom Services Central Fund (a)	2,170	418,992
Fidelity Utilities Central Fund (a)	2,936	508,588
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $10,721,269)		14,221,677
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,659)
NET ASSETS - 100%		$14,197,018

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$21,450
Fidelity Consumer Staples Central Fund	22,802
Fidelity Energy Central Fund	11,452
Fidelity Financials Central Fund	38,640
Fidelity Health Care Central Fund	11,704
Fidelity Industrials Central Fund	16,637
Fidelity Information Technology Central Fund	15,622
Fidelity Materials Central Fund	7,381
Fidelity Telecom Services Central Fund	6,889
Fidelity Utilities Central Fund	10,121
Total	$162,698

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$1,913,792	$201,897	$528,358	$1,640,158	0.1%
Fidelity Consumer Staples Central Fund	1,271,398	198,539	390,875	1,280,825	0.1%
Fidelity Energy Central Fund	960,413	149,667	284,839	949,700	0.1%
Fidelity Financials Central Fund	2,996,417	256,731	635,258	2,664,594	0.1%
Fidelity Health Care Central Fund	2,189,010	322,604	607,553	1,963,466	0.1%
Fidelity Industrials Central Fund	1,498,749	57,526	265,648	1,475,662	0.1%
Fidelity Information Technology Central Fund	3,052,677	176,022	644,550	2,879,107	0.1%
Fidelity Materials Central Fund	460,855	26,467	85,321	440,585	0.1%
Fidelity Telecom Services Central Fund	333,950	71,628	70,988	418,992	0.1%
Fidelity Utilities Central Fund	520,836	44,897	152,004	508,588	0.1%
Total	$15,198,097	$1,505,978	$3,665,394	$14,221,677

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $10,721,269. Net unrealized appreciation aggregated $3,500,408, of which $3,583,162 related to appreciated investment securities and $82,754 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

June 30, 2016

AMI-QTLY-0816
1.803294.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 16.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,280,723	$41,704,002
Fidelity Consumer Discretionary Central Fund (a)	286,735	68,627,194
Fidelity Consumer Staples Central Fund (a)	225,476	53,119,941
Fidelity Emerging Markets Equity Central Fund (a)	119,397	22,118,236
Fidelity Energy Central Fund (a)	325,666	38,412,254
Fidelity Financials Central Fund (a)	1,308,301	107,189,094
Fidelity Health Care Central Fund (a)	230,701	76,807,175
Fidelity Industrials Central Fund (a)	254,006	59,935,357
Fidelity Information Technology Central Fund (a)	418,681	119,705,157
Fidelity International Equity Central Fund (a)	1,572,472	111,205,251
Fidelity Materials Central Fund (a)	88,556	18,033,544
Fidelity Real Estate Equity Central Fund (a)	435,542	50,453,194
Fidelity Telecom Services Central Fund (a)	73,120	14,120,866
Fidelity Utilities Central Fund (a)	124,734	21,610,216
TOTAL EQUITY CENTRAL FUNDS
(Cost $507,858,127)		803,041,481

Fixed-Income Central Funds - 54.7%
High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (a)	2,583,082	25,520,852
Fidelity Floating Rate Central Fund (a)	473,538	47,519,549
Fidelity High Income Central Fund 1 (a)	2,109,621	198,388,793

TOTAL HIGH YIELD FIXED-INCOME FUNDS		271,429,194

Investment Grade Fixed-Income Funds - 49.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,128,642	218,100,706
Fidelity Investment Grade Bond Central Fund (a)	19,696,498	2,154,009,024

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,372,109,730

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,456,928,844)		2,643,538,924

Money Market Central Funds - 26.8%
Fidelity Cash Central Fund, 0.43% (b)	177,194,673	177,194,673
Fidelity Money Market Central Fund, 0.72% (b)	1,116,035,446	1,116,035,446
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,293,230,119)		1,293,230,119
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 9/1/16 to 9/29/16 (c)
(Cost $579,670)	580,000	579,736
	Shares	Value

Investment Companies - 1.9%
iShares 20+ Year Treasury Bond ETF	145,200	$20,168,280
iShares S&P 500 Index ETF	332,660	70,091,462
TOTAL INVESTMENT COMPANIES
(Cost $82,699,212)		90,259,742
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,341,295,972)		4,830,650,002
NET OTHER ASSETS (LIABILITIES) - 0.0%		96,127
NET ASSETS - 100%		$4,830,746,129

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
242 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	10,099,870	$(67,022)

The face value of futures purchased as a percentage of Net Assets is 0.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $579,736.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$398,309
Fidelity Commodity Strategy Central Fund	6,449
Fidelity Consumer Discretionary Central Fund	848,640
Fidelity Consumer Staples Central Fund	869,053
Fidelity Emerging Markets Debt Central Fund	1,234,357
Fidelity Emerging Markets Equity Central Fund	281,671
Fidelity Energy Central Fund	434,421
Fidelity Financials Central Fund	1,467,369
Fidelity Floating Rate Central Fund	1,835,497
Fidelity Health Care Central Fund	434,798
Fidelity High Income Central Fund 1	11,443,750
Fidelity Industrials Central Fund	646,551
Fidelity Inflation-Protected Bond Index Central Fund	16,674
Fidelity Information Technology Central Fund	610,331
Fidelity International Equity Central Fund	2,784,303
Fidelity Investment Grade Bond Central Fund	53,128,637
Fidelity Materials Central Fund	290,339
Fidelity Money Market Central Fund	4,520,155
Fidelity Real Estate Equity Central Fund	902,149
Fidelity Securities Lending Cash Central Fund	56,036
Fidelity Telecom Services Central Fund	232,211
Fidelity Utilities Central Fund	379,513
Total	$82,821,213

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,696,714	$53,699,011	$26,501,078	$41,704,002	8.9%
Fidelity Consumer Discretionary Central Fund	69,527,232	1,650,986	4,103,041	68,627,194	4.4%
Fidelity Consumer Staples Central Fund	47,078,429	1,473,184	2,987,184	53,119,941	4.0%
Fidelity Emerging Markets Debt Central Fund	23,129,889	1,484,944	1,213,589	25,520,852	22.4%
Fidelity Emerging Markets Equity Central Fund	10,011,000	13,870,206	2,429,824	22,118,236	5.8%
Fidelity Energy Central Fund	34,999,849	868,936	2,147,384	38,412,254	4.0%
Fidelity Financials Central Fund	109,655,238	2,768,451	6,595,905	107,189,094	4.4%
Fidelity Floating Rate Central Fund	48,410,557	2,332,085	2,422,537	47,519,549	3.2%
Fidelity Health Care Central Fund	78,605,470	1,379,303	4,812,796	76,807,175	4.1%
Fidelity High Income Central Fund 1	215,697,752	35,795,842	53,092,336	198,388,793	20.8%
Fidelity Industrials Central Fund	55,272,473	1,339,248	3,443,380	59,935,357	4.4%
Fidelity Inflation-Protected Bond Index Central Fund	139,715,214	78,908,994	8,624,642	218,100,706	22.5%
Fidelity Information Technology Central Fund	113,946,781	2,220,486	7,275,859	119,705,157	4.2%
Fidelity International Equity Central Fund	134,613,233	4,157,326	25,787,381	111,205,251	5.5%
Fidelity Investment Grade Bond Central Fund	2,319,725,125	77,645,451	309,199,498	2,154,009,024	31.3%
Fidelity Materials Central Fund	17,208,342	494,777	1,022,425	18,033,544	4.6%
Fidelity Real Estate Equity Central Fund	52,196,868	1,422,180	11,957,198	50,453,194	20.3%
Fidelity Telecom Services Central Fund	11,768,054	412,059	852,932	14,120,866	3.7%
Fidelity Utilities Central Fund	18,526,202	620,181	1,172,097	21,610,216	4.3%
Total	$3,508,784,422	$282,543,650	$475,641,086	$3,446,580,405

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$803,041,481	$803,041,481	$--	$--
Fixed-Income Central Funds	2,643,538,924	2,643,538,924	--	--
Money Market Central Funds	1,293,230,119	1,293,230,119	--	--
Other Short-Term Investments	579,736	--	579,736	--
Investment Companies	90,259,742	90,259,742	--	--
Total Investments in Securities:	$4,830,650,002	$4,830,070,266	$579,736	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(67,022)	$(67,022)	$--	$--
Total Liabilities	$(67,022)	$(67,022)	$--	$--
Total Derivative Instruments:	$(67,022)	$(67,022)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $4,342,511,361. Net unrealized appreciation aggregated $488,138,641, of which $492,953,329 related to appreciated investment securities and $4,814,688 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

June 30, 2016

FAA-QTLY-0816
1.803291.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,412,960	$82,422,056
Fidelity Consumer Discretionary Central Fund (a)	1,269,262	303,785,095
Fidelity Consumer Staples Central Fund (a)	998,029	235,125,620
Fidelity Emerging Markets Equity Central Fund (a)	625,563	115,885,495
Fidelity Energy Central Fund (a)	1,440,053	169,854,202
Fidelity Financials Central Fund (a)	5,789,968	474,372,067
Fidelity Health Care Central Fund (a)	1,020,193	339,652,845
Fidelity Industrials Central Fund (a)	1,124,257	265,279,732
Fidelity Information Technology Central Fund (a)	1,853,215	529,852,669
Fidelity International Equity Central Fund (a)	9,813,083	693,981,250
Fidelity Materials Central Fund (a)	391,877	79,801,815
Fidelity Real Estate Equity Central Fund (a)	693,474	80,332,019
Fidelity Telecom Services Central Fund (a)	323,197	62,415,861
Fidelity Utilities Central Fund (a)	551,818	95,602,462
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,286,840,648)		3,528,363,188

Fixed-Income Central Funds - 43.6%
High Yield Fixed-Income Funds - 5.8%
Fidelity Emerging Markets Debt Central Fund (a)	4,034,633	39,862,174
Fidelity Floating Rate Central Fund (a)	772,456	77,515,957
Fidelity High Income Central Fund 1 (a)	3,463,320	325,690,642

TOTAL HIGH YIELD FIXED-INCOME FUNDS		443,068,773

Investment Grade Fixed-Income Funds - 37.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,006,103	308,005,290
Fidelity Investment Grade Bond Central Fund (a)	23,630,338	2,584,213,780

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,892,219,070

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,116,224,980)		3,335,287,843

Money Market Central Funds - 8.5%
Fidelity Cash Central Fund, 0.43% (b)	339,069,731	339,069,731
Fidelity Money Market Central Fund, 0.72% (b)	296,401,270	296,401,270
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	17,866,571	17,866,571
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $653,337,572)		653,337,572
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.35% 8/25/16 to 9/29/16 (d)
(Cost $2,018,874)	2,020,000	2,019,133
	Shares	Value

Investment Companies - 2.0%
iShares 20+ Year Treasury Bond ETF (e)	343,200	$47,670,480
iShares S&P 500 Index ETF	496,090	104,526,164
TOTAL INVESTMENT COMPANIES
(Cost $140,084,625)		152,196,644
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $6,198,506,699)		7,671,204,380
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(18,626,934)
NET ASSETS - 100%		$7,652,577,446

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
848 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	35,391,280	$(234,854)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange- Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,019,133.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,099,922
Fidelity Commodity Strategy Central Fund	10,540
Fidelity Consumer Discretionary Central Fund	3,773,844
Fidelity Consumer Staples Central Fund	3,871,542
Fidelity Emerging Markets Debt Central Fund	1,962,734
Fidelity Emerging Markets Equity Central Fund	1,465,320
Fidelity Energy Central Fund	1,928,615
Fidelity Financials Central Fund	6,515,400
Fidelity Floating Rate Central Fund	3,042,791
Fidelity Health Care Central Fund	1,934,635
Fidelity High Income Central Fund 1	18,791,760
Fidelity Industrials Central Fund	2,873,404
Fidelity Inflation-Protected Bond Index Central Fund	23,491
Fidelity Information Technology Central Fund	2,712,787
Fidelity International Equity Central Fund	16,217,399
Fidelity Investment Grade Bond Central Fund	64,903,799
Fidelity Materials Central Fund	1,291,046
Fidelity Money Market Central Fund	491,116
Fidelity Real Estate Equity Central Fund	1,459,525
Fidelity Securities Lending Cash Central Fund	114,724
Fidelity Telecom Services Central Fund	1,033,230
Fidelity Utilities Central Fund	1,686,926
Total	$137,204,550

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,107,624	$97,648,836	$40,671,788	$82,422,056	17.5%
Fidelity Consumer Discretionary Central Fund	305,753,520	6,402,011	15,035,860	303,785,095	19.6%
Fidelity Consumer Staples Central Fund	206,996,342	5,711,745	11,117,284	235,125,620	17.6%
Fidelity Emerging Markets Debt Central Fund	37,113,357	2,265,025	2,859,106	39,862,174	35.1%
Fidelity Emerging Markets Equity Central Fund	79,664,448	43,189,361	7,265,250	115,885,495	30.5%
Fidelity Energy Central Fund	153,679,962	3,256,448	8,001,129	169,854,202	17.9%
Fidelity Financials Central Fund	482,162,133	10,722,566	24,259,694	474,372,067	19.6%
Fidelity Floating Rate Central Fund	80,941,046	3,641,842	5,690,481	77,515,957	5.3%
Fidelity Health Care Central Fund	345,575,850	4,979,534	17,738,434	339,652,845	18.0%
Fidelity High Income Central Fund 1	348,630,207	60,575,779	83,567,039	325,690,642	34.1%
Fidelity Industrials Central Fund	243,088,770	5,020,980	12,801,893	265,279,732	19.3%
Fidelity Inflation-Protected Bond Index Central Fund	210,977,007	103,432,321	17,661,275	308,005,290	31.8%
Fidelity Information Technology Central Fund	500,998,244	7,249,734	26,545,426	529,852,669	18.7%
Fidelity International Equity Central Fund	730,899,356	34,909,253	59,027,326	693,981,250	34.3%
Fidelity Investment Grade Bond Central Fund	2,900,282,297	142,840,246	536,704,721	2,584,213,780	37.6%
Fidelity Materials Central Fund	75,673,855	1,930,536	3,792,951	79,801,815	20.5%
Fidelity Real Estate Equity Central Fund	84,803,465	2,159,143	20,833,820	80,332,019	32.4%
Fidelity Telecom Services Central Fund	51,730,713	1,524,217	3,259,679	62,415,861	16.2%
Fidelity Utilities Central Fund	81,381,954	2,407,941	4,421,862	95,602,462	19.0%
Total	$6,934,460,150	$539,867,518	$901,255,018	$6,863,651,031

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,528,363,188	$3,528,363,188	$--	$--
Fixed-Income Central Funds	3,335,287,843	3,335,287,843	--	--
Money Market Central Funds	653,337,572	653,337,572	--	--
Other Short-Term Investments	2,019,133	--	2,019,133	--
Investment Companies	152,196,644	152,196,644	--	--
Total Investments in Securities:	$7,671,204,380	$7,669,185,247	$2,019,133	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(234,854)	$(234,854)	$--	$--
Total Liabilities	$(234,854)	$(234,854)	$--	$--
Total Derivative Instruments:	$(234,854)	$(234,854)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $6,198,607,690. Net unrealized appreciation aggregated $1,472,596,690, of which $1,518,721,852 related to appreciated investment securities and $46,125,162 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

June 30, 2016

SAN-QTLY-0816
1.849912.108

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 54.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,422,800	$16,087,392
Fidelity Consumer Discretionary Central Fund (a)	294,013	70,369,032
Fidelity Consumer Staples Central Fund (a)	231,393	54,513,777
Fidelity Emerging Markets Equity Central Fund (a)	143,824	26,643,435
Fidelity Energy Central Fund (a)	333,941	39,388,340
Fidelity Financials Central Fund (a)	1,343,381	110,063,244
Fidelity Health Care Central Fund (a)	236,708	78,807,179
Fidelity Industrials Central Fund (a)	260,489	61,465,005
Fidelity Information Technology Central Fund (a)	429,472	122,790,340
Fidelity International Equity Central Fund (a)	2,359,477	166,862,210
Fidelity Materials Central Fund (a)	90,680	18,466,011
Fidelity Real Estate Equity Central Fund (a)	136,864	15,854,305
Fidelity Telecom Services Central Fund (a)	75,160	14,514,845
Fidelity Utilities Central Fund (a)	128,217	22,213,531
TOTAL EQUITY CENTRAL FUNDS
(Cost $604,360,615)		818,038,646

Fixed-Income Central Funds - 37.4%
High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (a)	792,487	7,829,773
Fidelity Floating Rate Central Fund (a)	141,649	14,214,428
Fidelity High Income Central Fund 1 (a)	655,482	61,641,537

TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,685,738

Investment Grade Fixed-Income Funds - 31.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	588,582	60,306,098
Fidelity Investment Grade Bond Central Fund (a)	3,788,567	414,317,717

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		474,623,815

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $538,858,335)		558,309,553

Money Market Central Funds - 4.3%
Fidelity Cash Central Fund, 0.43% (b)	36,882,564	36,882,564
Fidelity Money Market Central Fund, 0.72% (b)	27,643,049	27,643,049
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $64,525,613)		64,525,613
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.35% 8/25/16 to 9/29/16(c)
(Cost $349,802)	350,000	349,842
	Shares	Value

Investment Companies - 3.6%
iShares 20+ Year Treasury Bond ETF	87,700	$12,181,530
iShares S&P 500 Index ETF	193,868	40,847,988
TOTAL INVESTMENT COMPANIES
(Cost $49,125,758)		53,029,518
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,257,220,123)		1,494,253,172
NET OTHER ASSETS (LIABILITIES) - 0.0%		246,718
NET ASSETS - 100%		$1,494,499,890

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
147 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	6,135,045	$(40,712)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Security Type Abbreviations

ETF – Exchange- Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $349,842.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$123,218
Fidelity Commodity Strategy Central Fund	2,047
Fidelity Consumer Discretionary Central Fund	861,103
Fidelity Consumer Staples Central Fund	885,282
Fidelity Emerging Markets Debt Central Fund	374,782
Fidelity Emerging Markets Equity Central Fund	326,615
Fidelity Energy Central Fund	438,999
Fidelity Financials Central Fund	1,480,743
Fidelity Floating Rate Central Fund	543,696
Fidelity Health Care Central Fund	441,338
Fidelity High Income Central Fund 1	3,516,982
Fidelity Industrials Central Fund	654,187
Fidelity Inflation-Protected Bond Index Central Fund	4,571
Fidelity Information Technology Central Fund	618,402
Fidelity International Equity Central Fund	3,793,866
Fidelity Investment Grade Bond Central Fund	9,991,314
Fidelity Materials Central Fund	293,984
Fidelity Money Market Central Fund	27,049
Fidelity Real Estate Equity Central Fund	278,706
Fidelity Telecom Services Central Fund	235,190
Fidelity Utilities Central Fund	385,497
Total	$25,277,571

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,702,710	$18,906,300	$7,709,918	$16,087,392	3.4%
Fidelity Consumer Discretionary Central Fund	67,628,404	5,629,935	4,252,102	70,369,032	4.5%
Fidelity Consumer Staples Central Fund	45,787,630	4,342,279	3,205,112	54,513,777	4.1%
Fidelity Emerging Markets Debt Central Fund	6,766,010	843,448	426,698	7,829,773	6.9%
Fidelity Emerging Markets Equity Central Fund	17,502,737	9,745,488	2,099,515	26,643,435	7.0%
Fidelity Energy Central Fund	33,982,651	2,908,029	2,284,424	39,388,340	4.1%
Fidelity Financials Central Fund	106,653,771	9,184,795	6,876,885	110,063,244	4.5%
Fidelity Floating Rate Central Fund	13,805,161	1,474,709	849,507	14,214,428	1.0%
Fidelity Health Care Central Fund	76,428,696	6,053,078	5,029,502	78,807,179	4.2%
Fidelity High Income Central Fund 1	63,278,896	15,016,148	16,721,227	61,641,537	6.5%
Fidelity Industrials Central Fund	53,776,839	4,645,586	3,667,646	61,465,005	4.5%
Fidelity Inflation-Protected Bond Index Central Fund	38,379,148	22,324,179	2,599,504	60,306,098	6.2%
Fidelity Information Technology Central Fund	110,818,525	9,083,343	7,485,034	122,790,340	4.3%
Fidelity International Equity Central Fund	165,603,250	16,277,009	11,517,883	166,862,210	8.2%
Fidelity Investment Grade Bond Central Fund	423,077,126	47,693,847	69,064,855	414,317,717	6.0%
Fidelity Materials Central Fund	16,738,695	1,477,187	1,077,448	18,466,011	4.7%
Fidelity Real Estate Equity Central Fund	15,479,638	1,326,362	3,667,261	15,854,305	6.4%
Fidelity Telecom Services Central Fund	11,442,186	1,207,697	964,133	14,514,845	3.8%
Fidelity Utilities Central Fund	18,002,811	1,741,732	1,281,008	22,213,531	4.4%
Total	$1,287,854,884	$179,881,151	$150,779,662	$1,376,348,199

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$818,038,646	$818,038,646	$--	$--
Fixed-Income Central Funds	558,309,553	558,309,553	--	--
Money Market Central Funds	64,525,613	64,525,613	--	--
Other Short-Term Investments and Net Other Assets	349,842	--	349,842	--
Investment Companies	53,029,518	53,029,518	--	--
Total Investments in Securities:	$1,494,253,172	$1,493,903,330	$349,842	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(40,712)	$(40,712)	$--	$--
Total Liabilities	$(40,712)	$(40,712)	$--	$--
Total Derivative Instruments:	$(40,712)	$(40,712)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,257,945,219. Net unrealized appreciation aggregated $236,307,953, of which $244,631,422 related to appreciated investment securities and $8,323,469 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

June 30, 2016

TAN-QTLY-0816
1.849901.108

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,413,273	$9,384,134
Fidelity Consumer Discretionary Central Fund (a)	91,523	21,905,088
Fidelity Consumer Staples Central Fund (a)	72,219	17,013,966
Fidelity Emerging Markets Equity Central Fund (a)	138,919	25,734,778
Fidelity Energy Central Fund (a)	104,351	12,308,169
Fidelity Financials Central Fund (a)	419,027	34,330,916
Fidelity Health Care Central Fund (a)	73,946	24,618,770
Fidelity Industrials Central Fund (a)	81,239	19,169,161
Fidelity Information Technology Central Fund (a)	133,811	38,257,879
Fidelity International Equity Central Fund (a)	587,060	41,516,878
Fidelity Materials Central Fund (a)	28,237	5,750,160
Fidelity Real Estate Equity Central Fund (a)	88,068	10,201,772
Fidelity Telecom Services Central Fund (a)	23,712	4,579,252
Fidelity Utilities Central Fund (a)	40,096	6,946,605
TOTAL EQUITY CENTRAL FUNDS
(Cost $202,842,292)		271,717,528

Fixed-Income Central Funds - 54.7%
High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (a)	513,450	5,072,882
Fidelity Floating Rate Central Fund (a)	95,876	9,621,204
Fidelity High Income Central Fund 1 (a)	420,875	39,579,106

TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,273,192

Investment Grade Fixed-Income Funds - 49.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	425,213	43,567,306
Fidelity Investment Grade Bond Central Fund (a)	3,940,287	430,909,812

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		474,477,118

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $507,910,512)		528,750,310

Money Market Central Funds - 15.3%
Fidelity Cash Central Fund, 0.43% (b)	28,208,415	28,208,415
Fidelity Money Market Central Fund, 0.72% (b)	119,257,303	119,257,303
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $147,465,718)		147,465,718
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.25% 8/4/16 to 9/29/16 (c)
(Cost $759,771)	760,000	759,771
	Shares	Value

Investment Companies - 1.8%
iShares 20+ Year Treasury Bond ETF	27,000	$3,750,300
iShares S&P 500 Index ETF	65,290	13,756,604
TOTAL INVESTMENT COMPANIES
(Cost $16,139,974)		17,506,904
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $875,118,267)		966,200,231
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83,105)
NET ASSETS - 100%		$966,117,126

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
316 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	13,188,260	$86,284

The face value of futures sold as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ETF – Exchange- Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $759,771.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,549
Fidelity Commodity Strategy Central Fund	1,287
Fidelity Consumer Discretionary Central Fund	261,983
Fidelity Consumer Staples Central Fund	269,147
Fidelity Emerging Markets Debt Central Fund	236,364
Fidelity Emerging Markets Equity Central Fund	317,303
Fidelity Energy Central Fund	133,546
Fidelity Financials Central Fund	451,796
Fidelity Floating Rate Central Fund	357,858
Fidelity Health Care Central Fund	133,929
Fidelity High Income Central Fund 1	2,202,269
Fidelity Industrials Central Fund	199,336
Fidelity Inflation-Protected Bond Index Central Fund	3,296
Fidelity Information Technology Central Fund	188,264
Fidelity International Equity Central Fund	996,868
Fidelity Investment Grade Bond Central Fund	10,227,586
Fidelity Materials Central Fund	89,336
Fidelity Money Market Central Fund	420,122
Fidelity Real Estate Equity Central Fund	175,477
Fidelity Telecom Services Central Fund	71,615
Fidelity Utilities Central Fund	117,668
Total	$16,932,599

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,697,494	$11,513,491	$5,101,665	$9,384,134	2.0%
Fidelity Consumer Discretionary Central Fund	20,387,608	2,395,194	1,327,771	21,905,088	1.4%
Fidelity Consumer Staples Central Fund	13,806,719	1,865,362	975,541	17,013,966	1.3%
Fidelity Emerging Markets Debt Central Fund	4,259,880	671,214	272,376	5,072,882	4.5%
Fidelity Emerging Markets Equity Central Fund	2,926,000	23,628,007	796,281	25,734,778	6.8%
Fidelity Energy Central Fund	10,256,547	1,271,175	703,141	12,308,169	1.3%
Fidelity Financials Central Fund	32,154,992	3,881,898	2,143,436	34,330,916	1.4%
Fidelity Floating Rate Central Fund	9,072,077	1,208,686	525,873	9,621,204	0.7%
Fidelity Health Care Central Fund	23,050,967	2,631,202	1,560,575	24,618,770	1.3%
Fidelity High Income Central Fund 1	39,802,986	10,416,099	10,738,648	39,579,106	4.1%
Fidelity Industrials Central Fund	16,214,599	2,027,734	1,126,237	19,169,161	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	25,813,690	18,000,086	1,824,962	43,567,306	4.5%
Fidelity Information Technology Central Fund	33,415,994	3,969,168	2,382,297	38,257,879	1.3%
Fidelity International Equity Central Fund	46,026,721	5,364,518	9,183,978	41,516,878	2.1%
Fidelity Investment Grade Bond Central Fund	429,038,240	52,379,713	63,535,230	430,909,812	6.3%
Fidelity Materials Central Fund	5,048,199	626,108	334,198	5,750,160	1.5%
Fidelity Real Estate Equity Central Fund	9,716,859	1,075,424	2,317,185	10,201,772	4.1%
Fidelity Telecom Services Central Fund	3,449,973	548,844	283,754	4,579,252	1.2%
Fidelity Utilities Central Fund	5,434,770	755,118	386,738	6,946,605	1.4%
Total	$731,574,315	$144,229,041	$105,519,886	$800,467,838

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$271,717,528	$271,717,528	$--	$--
Fixed-Income Central Funds	528,750,310	528,750,310	--	--
Money Market Central Funds	147,465,718	147,465,718	--	--
Other Short-Term Investments and Net Other Assets	759,771	--	759,771	--
Investment Companies	17,506,904	17,506,904	--	--
Total Investments in Securities:	$966,200,231	$965,440,460	$759,771	$--
Derivative Instruments:
Assets
Futures Contracts	$86,284	$86,284	$--	$--
Total Assets	$86,284	$86,284	$--	$--
Total Derivative Instruments:	$86,284	$86,284	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $875,429,589. Net unrealized appreciation aggregated $90,770,642, of which $93,435,091 related to appreciated investment securities and $2,664,449 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

June 30, 2016

AGG-QTLY-0816
1.803292.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,842,131	$18,871,751
Fidelity Consumer Discretionary Central Fund (a)	461,613	110,482,392
Fidelity Consumer Staples Central Fund (a)	362,912	85,498,373
Fidelity Emerging Markets Equity Central Fund (a)	277,319	51,373,422
Fidelity Energy Central Fund (a)	524,072	61,814,291
Fidelity Financials Central Fund (a)	2,107,385	172,658,042
Fidelity Health Care Central Fund (a)	371,302	123,617,594
Fidelity Industrials Central Fund (a)	408,967	96,499,900
Fidelity Information Technology Central Fund (a)	674,154	192,747,341
Fidelity International Equity Central Fund (a)	3,448,063	243,847,038
Fidelity Materials Central Fund (a)	142,449	29,008,361
Fidelity Real Estate Equity Central Fund (a)	169,297	19,611,415
Fidelity Telecom Services Central Fund (a)	117,674	22,725,113
Fidelity Utilities Central Fund (a)	200,721	34,774,996
TOTAL EQUITY CENTRAL FUNDS
(Cost $914,284,615)		1,263,530,029

Fixed-Income Central Funds - 14.7%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	3,014	29,779
Fidelity High Income Central Fund 1 (a)	534,686	50,281,894

TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,311,673

Investment Grade Fixed-Income Funds - 11.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	618,570	63,378,677
Fidelity Investment Grade Bond Central Fund (a)	1,084,172	118,565,040

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		181,943,717

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $229,144,371)		232,255,390

Money Market Central Funds - 2.5%
Fidelity Cash Central Fund, 0.43% (b)	27,533,227	27,533,227
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	11,822,625	11,822,625
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $39,355,852)		39,355,852
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.35% 8/25/16 to 9/29/16 (d)
(Cost $829,541)	830,000	829,654
	Shares	Value

Investment Companies - 3.3%
iShares 20+ Year Treasury Bond ETF (e)	83,718	$11,628,430
iShares S&P 500 Index ETF	190,154	40,065,445
TOTAL INVESTMENT COMPANIES
(Cost $48,490,248)		51,693,875
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,232,104,627)		1,587,664,800
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,090,929)
NET ASSETS - 100%		$1,576,573,871

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
348 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	14,523,780	$(96,379)

The face value of futures purchased as a percentage of Net Assets is 0.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $829,654.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$117,989
Fidelity Commodity Strategy Central Fund	2,337
Fidelity Consumer Discretionary Central Fund	1,369,575
Fidelity Consumer Staples Central Fund	1,407,633
Fidelity Emerging Markets Debt Central Fund	1,418
Fidelity Emerging Markets Equity Central Fund	569,251
Fidelity Energy Central Fund	698,847
Fidelity Financials Central Fund	2,358,256
Fidelity Floating Rate Central Fund	32,735
Fidelity Health Care Central Fund	702,443
Fidelity High Income Central Fund 1	2,869,312
Fidelity Industrials Central Fund	1,041,842
Fidelity Inflation-Protected Bond Index Central Fund	4,384
Fidelity Information Technology Central Fund	983,910
Fidelity International Equity Central Fund	5,722,879
Fidelity Investment Grade Bond Central Fund	2,596,702
Fidelity Materials Central Fund	468,115
Fidelity Real Estate Equity Central Fund	310,898
Fidelity Securities Lending Cash Central Fund	46,809
Fidelity Telecom Services Central Fund	375,101
Fidelity Utilities Central Fund	612,194
Total	$22,292,630

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$24,213,988	$7,794,453	$18,871,751	4.0%
Fidelity Consumer Discretionary Central Fund	109,622,730	4,658,810	6,205,972	110,482,392	7.1%
Fidelity Consumer Staples Central Fund	74,206,979	3,740,443	4,603,772	85,498,373	6.4%
Fidelity Emerging Markets Debt Central Fund	25,900	1,418	--	29,779	0.0%
Fidelity Emerging Markets Equity Central Fund	30,615,907	21,977,176	3,997,710	51,373,422	13.5%
Fidelity Energy Central Fund	55,076,316	2,372,463	3,347,883	61,814,291	6.5%
Fidelity Financials Central Fund	172,889,091	7,642,139	9,989,717	172,658,042	7.1%
Fidelity Floating Rate Central Fund	15,019,413	24,651	15,010,144	--	0.0%
Fidelity Health Care Central Fund	123,896,753	4,553,046	7,246,960	123,617,594	6.6%
Fidelity High Income Central Fund 1	49,963,955	16,563,339	16,827,628	50,281,894	5.3%
Fidelity Industrials Central Fund	87,171,964	3,752,138	5,321,873	96,499,900	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	26,456,810	37,330,110	2,344,612	63,378,677	6.6%
Fidelity Information Technology Central Fund	179,575,781	19,485,687	19,690,525	192,747,341	6.8%
Fidelity International Equity Central Fund	255,620,526	21,029,015	28,469,501	243,847,038	12.0%
Fidelity Investment Grade Bond Central Fund	120,440,753	29,713,098	34,760,591	118,565,040	1.7%
Fidelity Materials Central Fund	27,131,124	1,276,442	1,585,623	29,008,361	7.5%
Fidelity Real Estate Equity Central Fund	17,025,892	3,311,033	3,883,281	19,611,415	7.9%
Fidelity Telecom Services Central Fund	18,551,588	1,017,499	1,368,598	22,725,113	5.9%
Fidelity Utilities Central Fund	29,166,916	1,521,927	1,844,772	34,774,996	6.9%
Total	$1,392,458,398	$204,184,422	$174,293,615	$1,495,785,419

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,263,530,029	$1,263,530,029	$--	$--
Fixed-Income Central Funds	232,255,390	232,255,390	--	--
Money Market Central Funds	39,355,852	39,355,852	--	--
Other Short-Term Investments	829,654	--	829,654	--
Investment Companies	51,693,875	51,693,875	--	--
Total Investments in Securities:	$1,587,664,800	$1,586,835,146	$829,654	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(96,379)	$(96,379)	$--	$--
Total Liabilities	$(96,379)	$(96,379)	$--	$--
Total Derivative Instruments:	$(96,379)	$(96,379)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,233,494,554. Net unrealized appreciation aggregated $354,170,246, of which $369,114,930 related to appreciated investment securities and $14,944,684 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

June 30, 2016

FAN-QTLY-0816
1.849911.108

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 35.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,808,465	$12,008,209
Fidelity Consumer Discretionary Central Fund (a)	141,522	33,871,987
Fidelity Consumer Staples Central Fund (a)	111,657	26,305,271
Fidelity Emerging Markets Equity Central Fund (a)	79,913	14,803,889
Fidelity Energy Central Fund (a)	161,254	19,019,893
Fidelity Financials Central Fund (a)	647,947	53,086,275
Fidelity Health Care Central Fund (a)	114,293	38,051,545
Fidelity Industrials Central Fund (a)	125,581	29,631,975
Fidelity Information Technology Central Fund (a)	206,700	59,097,636
Fidelity International Equity Central Fund (a)	1,020,821	72,192,442
Fidelity Materials Central Fund (a)	43,646	8,888,115
Fidelity Real Estate Equity Central Fund (a)	102,172	11,835,569
Fidelity Telecom Services Central Fund (a)	36,606	7,069,285
Fidelity Utilities Central Fund (a)	62,074	10,754,245
TOTAL EQUITY CENTRAL FUNDS
(Cost $311,776,381)		396,616,336

Fixed-Income Central Funds - 48.6%
High Yield Fixed-Income Funds - 5.7%
Fidelity Emerging Markets Debt Central Fund (a)	592,780	5,856,665
Fidelity Floating Rate Central Fund (a)	111,579	11,196,951
Fidelity High Income Central Fund 1 (a)	485,043	45,613,465

TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,667,081

Investment Grade Fixed-Income Funds - 42.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	457,639	46,889,678
Fidelity Investment Grade Bond Central Fund (a)	3,926,914	429,447,266

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		476,336,944

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $521,692,924)		539,004,025

Money Market Central Funds - 13.1%
Fidelity Cash Central Fund, 0.43% (b)	49,670,618	49,670,618
Fidelity Money Market Central Fund, 0.72% (b)	96,081,699	96,081,699
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $145,752,317)		145,752,317
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.35% 8/25/16 to 9/29/16 (c)
(Cost $219,883)	220,000	219,906
	Shares	Value

Investment Companies - 2.6%
iShares 20+ Year Treasury Bond ETF	47,600	$6,611,640
iShares S&P 500 Index ETF	106,524	22,444,604
TOTAL INVESTMENT COMPANIES
(Cost $26,512,790)		29,056,244
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,005,954,295)		1,110,648,828
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,824)
NET ASSETS - 100%		$1,110,528,004

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
91 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	3,797,885	$(25,202)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange -Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,906.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$164,179
Fidelity Commodity Strategy Central Fund	1,546
Fidelity Consumer Discretionary Central Fund	405,451
Fidelity Consumer Staples Central Fund	415,696
Fidelity Emerging Markets Debt Central Fund	272,984
Fidelity Emerging Markets Equity Central Fund	175,670
Fidelity Energy Central Fund	206,602
Fidelity Financials Central Fund	696,660
Fidelity Floating Rate Central Fund	416,605
Fidelity Health Care Central Fund	207,147
Fidelity High Income Central Fund 1	2,534,598
Fidelity Industrials Central Fund	307,635
Fidelity Inflation-Protected Bond Index Central Fund	3,530
Fidelity Information Technology Central Fund	290,980
Fidelity International Equity Central Fund	1,660,268
Fidelity Investment Grade Bond Central Fund	10,167,290
Fidelity Materials Central Fund	138,113
Fidelity Money Market Central Fund	264,326
Fidelity Real Estate Equity Central Fund	203,220
Fidelity Telecom Services Central Fund	110,250
Fidelity Utilities Central Fund	181,931
Total	$18,824,681

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,014,752	$14,035,956	$5,656,398	$12,008,209	2.6%
Fidelity Consumer Discretionary Central Fund	31,124,334	3,661,648	1,549,533	33,871,987	2.2%
Fidelity Consumer Staples Central Fund	21,075,028	2,797,074	1,136,907	26,305,271	2.0%
Fidelity Emerging Markets Debt Central Fund	4,858,080	751,706	232,843	5,856,665	5.2%
Fidelity Emerging Markets Equity Central Fund	8,204,387	7,073,063	1,294,525	14,803,889	3.9%
Fidelity Energy Central Fund	15,640,813	1,929,565	815,489	19,019,893	2.0%
Fidelity Financials Central Fund	49,091,613	5,930,119	2,504,010	53,086,275	2.2%
Fidelity Floating Rate Central Fund	10,439,176	1,374,013	459,575	11,196,951	0.8%
Fidelity Health Care Central Fund	35,184,313	4,008,311	1,830,048	38,051,545	2.0%
Fidelity High Income Central Fund 1	45,170,220	11,946,690	11,604,737	45,613,465	4.8%
Fidelity Industrials Central Fund	24,751,343	3,059,447	1,308,806	29,631,975	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	27,305,449	19,368,199	1,474,206	46,889,678	4.8%
Fidelity Information Technology Central Fund	50,986,908	16,710,393	13,509,022	59,097,636	2.1%
Fidelity International Equity Central Fund	73,069,208	9,110,907	8,566,218	72,192,442	3.6%
Fidelity Investment Grade Bond Central Fund	425,077,464	53,319,071	61,881,742	429,447,266	6.2%
Fidelity Materials Central Fund	7,702,422	953,836	386,173	8,888,115	2.3%
Fidelity Real Estate Equity Central Fund	11,101,926	1,252,678	2,512,681	11,835,569	4.8%
Fidelity Telecom Services Central Fund	5,267,814	796,551	330,288	7,069,285	1.8%
Fidelity Utilities Central Fund	8,293,008	1,129,876	448,127	10,754,245	2.1%
Total	$856,358,258	$159,209,103	$117,501,328	$935,620,361

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$396,616,336	$396,616,336	$--	$--
Fixed-Income Central Funds	539,004,025	539,004,025	--	--
Money Market Central Funds	145,752,317	145,752,317	--	--
U.S. Treasury Obligations	219,906	--	219,906	--
Investment Companies	29,056,244	29,056,244	--	--
Total Investments in Securities:	$1,110,648,828	$1,110,428,922	$219,906	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(25,202)	$(25,202)	$--	$--
Total Liabilities	$(25,202)	$(25,202)	$--	$--
Total Derivative Instruments:	$(25,202)	$(25,202)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,006,458,588. Net unrealized appreciation aggregated $104,190,240, of which $110,299,089 related to appreciated investment securities and $6,108,849 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016